Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	Pyxis Tankers Inc.
Entity Central Index Key	0001640043
Document Type	6-K
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Trading Symbol	PXS
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2017